LONG-TERM DEBTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
	March 31	December 31
	2017	2016
	(In thousands)
Term Loan:
6% Senior Secured Term Loan, due 2019, net of deferred financing costs and debt discount	$35,131	$29,214
6% note payable to SOS Investment, LLC, due 2019	1,000	1,000
Other notes payable	23	29
	36,154	30,243
Less: current portion	(17)	(17)
	$36,137	$30,226

	As of December 31,
	2016	2015
	(In thousands)
Term Loan:
6% Senior Secured Term Loan, due 2019, net of deferred financing costs and debt discount	$29,214	$-
Senior Secured Term Loan, interest at prime rate, due 2018, net of deferred financing costs and debt discount	-	2,492
6% note payable to SOS Investment, LLC, due 2019	1,000	-
Convertible Notes:
12% convertible related party note, due 2016, net of deferred financing costs and debt discount	-	1,055
12% convertible non-related party note, due 2016, net of deferred financing costs and debt discount	-	674
Convertible Debentures:
8% convertible debentures, due 2018, net of deferred financing costs and debt discount		6,846
Other notes payable	29	-
	$30,243	$11,067
Less: current portion	(17)	(11,067)
	$30,226	$-